UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.):    [ ] adds new holdings entries.
                                     [ ] is a restatement.

Institutional Investment Manager Filing this Report:

Name:        Kathryn A. Hall
Address:     One Maritime Plaza, 5th Floor
             San Francisco, California 94111

13 File Number: 28-14368

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Kathryn A. Hall
Title:
Phone:              (415) 288-0544

Signature, Place and Date of Signing

/s/ Kathryn A. Hall    San Francisco, California    3/7/2011
-------------------    -------------------------    --------
[Signature]            [City, State]               [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:         0

Form 13F Information Table Entry Total:     5

Form 13F Information Table Value Total:   $239,703
                                          (thousands)


List of Other Included Managers:


     None

                                              FORM 13-F INFORMATION TABLE
--------------------------------------------------------------------------------------------------------------------------
       COLUMN 1           COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
--------------------------------------------------------------------------------------------------------------------------
                                                                                                     VOTING AUTHORITY
--------------------------------------------------------------------------------------------------------------------------
                                                 VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER
    NAME OF ISSUER     TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT   PRN CALL DISCRETION MANAGER     SOLE    SHARED NONE
--------------------------------------------------------------------------------------------------------------------------
Blackbaud Inc.         COM            09227Q100      923     68,393 SH          SOLE                 68,393      0    0
--------------------------------------------------------------------------------------------------------------------------
Capitalsource, Inc.    COM            14055X102   22,846  1,163,812 SH          SOLE              1,163,812      0    0
--------------------------------------------------------------------------------------------------------------------------
Gap, Inc. Del          COM            364760108  199,512 10,101,875 SH          SOLE             10,101,875      0    0
--------------------------------------------------------------------------------------------------------------------------
Gartner, Inc.          COM            366651107   10,620  1,000,000 SH          SOLE              1,000,000      0    0
--------------------------------------------------------------------------------------------------------------------------
Tempur Pedic Intl Inc. COM            88023U101    5,802    261,579 SH          SOLE                261,579      0    0
--------------------------------------------------------------------------------------------------------------------------